Consolidated Statement Of Changes In Equity (USD $) In Millions, unless otherwise specified		Total		Common stock and paid-in capital [Member]	Mandatorily convertible preferred stock held by U.S. Department Of Treasury [Member]	Preferred Stock [Member]	Accumulated deficit [Member]		Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2010		$ 20,398		$ 19,668	$ 5,685	$ 1,287	$ (6,501)		$ 259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(157)					(157)
Preferred stock dividends - U.S. Department of Treasury		(534)					(534)
Preferred stock dividends		(260)					(260)
Series A preferred stock amendment						(32)
Dividends, Common Stock		0					32
Other comprehensive income (loss)		(172)							(172)
Other	[1]	5					5
Ending Balance at Dec. 31, 2011		19,280		19,668	5,685	1,255	(7,415)		87
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		1,196					1,196
Preferred stock dividends - U.S. Department of Treasury		(535)					(535)
Preferred stock dividends		(267)					(267)
Other comprehensive income (loss)		224							224
Ending Balance at Dec. 31, 2012		19,898		19,668	5,685	1,255	(7,021)		311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		361					361
Preferred stock dividends - U.S. Department of Treasury		(543)	[2]		(8)		(543)	[2]
Preferred stock dividends		(267)					(267)
Other comprehensive income (loss)		(587)							(587)
Increase in paid-in capital		1		1
Issuance of common stock		1,270		1,270
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury and elimination of share adjustment right	[3]	(5,925)			(5,685)		(240)
Ending Balance at Dec. 31, 2013		$ 14,208		$ 20,939	$ 0	$ 1,255	$ (7,710)		$ (276)

[1]	Represents a reduction of the estimated payment accrued for tax distributions as a result of the completion of the GMAC LLC U.S. Return of Partnership Income for the tax period January 1, 2009, through June 30, 2009.
[2]	Includes $8 million of preferred stock dividends paid to the U.S. Department of Treasury related to the period from November 15, 2013 through November 20, 2013.
[3]	Refer to Note 17 to the Consolidated Financial Statements for further detail.